INVENTORY	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
INVENTORY

NOTE 3 – INVENTORY

Inventory is valued at the lower of cost (first-in, first-out) or net realizable value, and net of reserves is comprised of the following:

	March 31, 2023	December 31, 2022
Raw materials	$195,389	$198,605
Finished goods, net	447,609	660,574
Total	$642,998	$859,179

At March 31, 2023 and December 31, 2022, inventory presented above is net of a reserve for slow moving and potentially obsolete inventory of $80,000, respectively.

NOTE 3 – INVENTORY

Inventory is valued at the lower of cost (first-in, first-out) or net realizable value, and net of reserves is comprised of the following:

	December 31, 2022	December 31, 2021
Raw materials	$198,605	$70,592
Finished goods, net	660,574	504,219
Total	$859,179	$574,811

At December 31, 2022 and 2021, inventory presented above is net of a reserve for slow moving and potentially obsolete inventory of $80,000 and $150,000, respectively.